Fair Value Measurements (Reconciliation of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended				6 Months Ended
		Sep. 30, 2021		Sep. 30, 2020		Sep. 30, 2021		Sep. 30, 2020
Equity security
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 88,113		¥ 78,797		¥ 91,410		¥ 83,901
Gains or losses (realized/ unrealized), included in earnings	[1]	1,373		3,862		12,735		1,844
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	1,022		(1,322)		1,018		(2,243)
Gains or losses (realized/ unrealized), total		2,395		2,540		13,753		(399)
Purchases	[3]	2,339		456		13,691		869
Sales		(496)		(2,924)		(26,375)		(3,372)
Settlements	[4]	(343)		(1,880)		(471)		(4,010)
Transfers in and/or out of Level 3 (net)		0		(325)		0		(325)
Ending Balance		92,008		76,664		92,008		76,664
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	301		3,841		1,528		1,776
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period		1,012	[2]	(1,295)	[1]	1,008	[2]	(2,239)	[2]
Investment funds | Equity security
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		88,113		78,797		91,410		83,901
Gains or losses (realized/ unrealized), included in earnings	[1]	1,373		3,862		12,735		1,844
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	1,022		(1,322)		1,018		(2,243)
Gains or losses (realized/ unrealized), total		2,395		2,540		13,753		(399)
Purchases	[3]	2,339		456		13,691		869
Sales		(496)		(2,924)		(26,375)		(3,372)
Settlements	[4]	(343)		(1,880)		(471)		(4,010)
Transfers in and/or out of Level 3 (net)		0		(325)		0		(325)
Ending Balance		92,008		76,664		92,008		76,664
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	301		3,841		1,528		1,776
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period		1,012	[2]	(1,295)	[1]	1,008	[2]	(2,239)	[2]
Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		5,878		10,854		6,297		18,206
Gains or losses (realized/ unrealized), included in earnings	[1]	(555)		(2,453)		(1,277)		(10,359)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0		0		0		0
Gains or losses (realized/ unrealized), total		(555)		(2,453)		(1,277)		(10,359)
Purchases	[3]	481		727		1,050		1,373
Sales		0		0		0		0
Settlements	[4]	(240)		(66)		(506)		(158)
Transfers in and/or out of Level 3 (net)		0		0		0		0
Ending Balance		5,564		9,062		5,564		9,062
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(555)		(2,453)		(1,277)		(10,359)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period		0	[2]	0	[1]	0	[2]	0	[2]
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	244,523		302,201		266,422		300,739
Gains or losses (realized/ unrealized), included in earnings	[1],[5]	(3,172)		(7,350)		(6,731)		(17,441)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2],[5]	(51)		(142)		(84)		(741)
Gains or losses (realized/ unrealized), total	[5]	(3,223)		(7,492)		(6,815)		(18,182)
Purchases	[3],[5]	0		0		0		0
Sales	[5]	0		0		0		0
Settlements	[4],[5]	(21,525)		(12,883)		(47,016)		(22,111)
Transfers in and/or out of Level 3 (net)	[5]	0		0		0		0
Ending Balance	[5]	226,221		296,810		226,221		296,810
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[5]	(3,172)		(7,350)		(6,731)		(17,441)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[5]	(51)	[2]	(142)	[1]	(84)	[2]	(741)	[1],[2]
Reinsurance Recoverable | Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[6]	5,878		10,854		6,297		18,206
Gains or losses (realized/ unrealized), included in earnings	[1],[6]	(555)		(2,453)		(1,277)		(10,359)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2],[6]	0		0		0		0
Gains or losses (realized/ unrealized), total	[6]	(555)		(2,453)		(1,277)		(10,359)
Purchases	[3],[6]	481		727		1,050		1,373
Sales	[6]	0		0		0		0
Settlements	[4]	(240)	[6]	(66)	[6]	(506)	[6]	(158)	[1]
Transfers in and/or out of Level 3 (net)	[6]	0		0		0		0
Ending Balance	[6]	5,564		9,062		5,564		9,062
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[6]	(555)		(2,453)		(1,277)		(10,359)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[6]	0	[2]	0	[1]	0	[2]	0	[2]
Insurance Contract, Rights and Obligations
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		244,523		302,201		266,422		300,739
Gains or losses (realized/ unrealized), included in earnings	[1]	(3,172)		(7,350)		(6,731)		(17,441)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	(51)		(142)		(84)		(741)
Gains or losses (realized/ unrealized), total		(3,223)		(7,492)		(6,815)		(18,182)
Purchases	[3]	0		0		0		0
Sales		0		0		0		0
Settlements	[4]	(21,525)		(12,883)		(47,016)		(22,111)
Transfers in and/or out of Level 3 (net)		0		0		0		0
Ending Balance		226,221		296,810		226,221		296,810
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(3,172)		(7,350)		(6,731)		(17,441)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period		(51)	[2]	(142)	[1]	(84)	[2]	(741)	[2]
Derivative Financial Instruments, Assets and Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		19,012		19,334		13,790		19,230
Gains or losses (realized/ unrealized), included in earnings	[1]	(3,590)		1,530		1,618		1,791
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	183		(372)		197		(559)
Gains or losses (realized/ unrealized), total		(3,407)		1,158		1,815		1,232
Purchases	[3]	0		0		0		30
Sales		0		0		0		0
Settlements	[4]	0		0		0		0
Transfers in and/or out of Level 3 (net)		0		0		0		0
Ending Balance		15,605		20,492		15,605		20,492
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(3,590)		1,530		1,618		1,791
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period		183	[2]	(372)	[1]	197	[2]	(559)	[2]
Derivative Financial Instruments, Assets and Liabilities | Options held/written and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		19,012		19,334		13,790		19,230
Gains or losses (realized/ unrealized), included in earnings	[1]	(3,590)		1,530		1,618		1,791
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	183		(372)		197		(559)
Gains or losses (realized/ unrealized), total		(3,407)		1,158		1,815		1,232
Purchases	[3]	0		0		0		30
Sales		0		0		0		0
Settlements	[4]	0		0		0		0
Transfers in and/or out of Level 3 (net)		0		0		0		0
Ending Balance		15,605		20,492		15,605		20,492
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(3,590)		1,530		1,618		1,791
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period		183	[2]	(372)	[1]	197	[2]	(559)	[2]
Available-for-sale Debt Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		131,538		99,953		133,457		88,353
Gains or losses (realized/ unrealized), included in earnings	[1]	4,291		(265)		4,281		(1,383)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	1,394		1,287		1,827		8,838
Gains or losses (realized/ unrealized), total		5,685		1,022		6,108		7,455
Purchases	[3]	14,859		7,158		22,270		13,631
Sales		(7,480)		(3,999)		(7,485)		(3,999)
Settlements	[4]	(7,366)		(842)		(17,114)		(2,148)
Transfers in and/or out of Level 3 (net)		0		(2,000)		0		(2,000)
Ending Balance		137,236		101,292		137,236		101,292
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	285		33		321		59
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period		1,410	[2]	1,122	[1]	1,904	[2]	8,696	[2]
Available-for-sale Debt Securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		901		3,657		1,021		3,994
Gains or losses (realized/ unrealized), included in earnings	[1]	0		0		0		0
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0		3		0		2
Gains or losses (realized/ unrealized), total		0		3		0		2
Purchases	[3]	0		0		0		0
Sales		0		0		0		0
Settlements	[4]	(92)		(159)		(212)		(495)
Transfers in and/or out of Level 3 (net)		0		(2,000)		0		(2,000)
Ending Balance		809		1,501		809		1,501
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0		0		0		0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period		0	[2]	2	[1]	0	[2]	2	[2]
Available-for-sale Debt Securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		127,879		93,492		129,675		81,527
Gains or losses (realized/ unrealized), included in earnings	[1]	4,291		(265)		4,281		(1,383)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	1,361		1,335		1,797		8,915
Gains or losses (realized/ unrealized), total		5,652		1,070		6,078		7,532
Purchases	[3]	14,859		7,158		22,270		13,631
Sales		(7,480)		(3,999)		(7,485)		(3,999)
Settlements	[4]	(7,274)		(683)		(16,902)		(1,653)
Transfers in and/or out of Level 3 (net)		0		0		0		0
Ending Balance		133,636		97,038		133,636		97,038
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	285		33		321		59
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period		1,377	[2]	1,171	[1]	1,874	[2]	8,773	[2]
Available-for-sale Debt Securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		2,758		2,804		2,761		2,832
Gains or losses (realized/ unrealized), included in earnings	[1]	0		0		0		0
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	33		(51)		30		(79)
Gains or losses (realized/ unrealized), total		33		(51)		30		(79)
Purchases	[3]	0		0		0		0
Sales		0		0		0		0
Settlements	[4]	0		0		0		0
Transfers in and/or out of Level 3 (net)		0		0		0		0
Ending Balance		2,791		2,753		2,791		2,753
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0		0		0		0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period		¥ 33	[2]	¥ (51)	[1]	¥ 30	[2]	¥ (79)	[2]

[1]	Principally, gains and losses from available-for-sale debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale debt securities, amortization of interest recognized in finance revenues is included in these columns.
[2]	Unrealized gains and losses from available-for-sale debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”
[3]	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
[4]	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.
[5]	“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.
[6]	“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”